UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |X|; Amendment Number: __1__

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Grace Lee
Title:  Assistant Compliance Officer
Phone:  (212) 735-7447


Signature, Place and Date of Signing:

/s/ Grace Lee                  New York, New York              August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:   $4,135,277
                                           (thousands)


List of Other Included Managers:  None

                                                      TREMBLANT CAPITAL GROUP
                                                           SEC Form 13-F
                                                           June 30, 2008

COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4          COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8

                                                               VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP        (X$1000)    PRN AMT  PRN CALL  DISCRETION  MNGRS   SOLE   SHARED  NONE
ADVANCED MEDICAL OPTICS INC      COM             00763M108     50,668    2,703,739 SH          SOLE             2,703,739
ADVANCED MEDICAL OPTICS INC      COM             00763M108      6,173      329,400     CALL    SOLE               329,400
AIRMEDIA GROUP INC               SPONSORED ADR   009411109     25,554    1,769,674 SH          SOLE             1,769,674
AMERICAN PUBLIC EDUCATION IN     COM             02913V103      7,934      203,235 SH          SOLE               203,235
ANADIGICS INC                    COM             032515108      9,376      951,885 SH          SOLE               951,885
APPLE INC                        COM             037833100    214,178    1,279,130 SH          SOLE             1,279,130
APPLE INC                        COM             037833100     16,744      100,000     CALL    SOLE               100,000
BAIDU COM INC                    SPON ADR REP A  056752108    127,991      408,969 SH          SOLE               408,969
BAIDU COM INC                    SPON ADR REP A  056752108     38,150      121,900     CALL    SOLE               121,900
BARE ESCENTUALS INC              COM             067511105      6,041      322,555 SH          SOLE               322,555
BURLINGTON NORTHN SANTA FE C     COM             12189T104     22,614      226,387 SH          SOLE               226,387
CABELAS INC                      COM             126804301      1,982      180,000     PUT     SOLE               180,000
CENTENNIAL COMMUNCTNS CORP N     CL A NEW        15133V208     37,457    5,358,620 SH          SOLE             5,358,620
CENTRAL EUROPEAN MEDIA ENTRP     CL A NEW        G20045202      2,901       32,046 SH          SOLE                32,046
CHARTER COMMUNICATIONS INC D     CL A            16117M107        404      384,700     CALL    SOLE               384,700
CHINA PETE & CHEM CORP           SPON ADR H SHS  16941R108        875        9,419 SH          SOLE                 9,419
CHIPOTLE MEXICAN GRILL INC       CL B            169656204     72,610      963,509 SH          SOLE               963,509
COGENT COMM GROUP INC            COM NEW         19239V302     63,531    4,741,128 SH          SOLE             4,741,128
COMMSCOPE INC                    COM             203372107    135,357    2,565,032 SH          SOLE             2,565,032
CORNING INC                      COM             219350105     94,216    4,087,485 SH          SOLE             4,087,485
CORNING INC                      COM             219350105    100,380    4,354,900     CALL    SOLE             4,354,900
CSX CORP                         COM             126408103     21,590      343,740 SH          SOLE               343,740
CVS CAREMARK CORPORATION         COM             126650100     72,978    1,844,265 SH          SOLE             1,844,265
CVS CAREMARK CORPORATION         COM             126650100    156,615    3,957,900     CALL    SOLE             3,957,900
E M C CORP MASS                  COM             268648102    105,045    7,150,800     CALL    SOLE             7,150,800
ECLIPSYS CORP                    COM             278856109     54,988    2,994,964 SH          SOLE             2,994,964
ECLIPSYS CORP                    COM             278856109     12,631      688,000     CALL    SOLE               688,000
EXIDE TECHNOLOGIES               COM NEW         302051206      3,549      211,757 SH          SOLE               211,757
FOCUS MEDIA HLDG LTD             SPONSORED ADR   34415V109     61,168    2,206,648 SH          SOLE             2,206,648
FOCUS MEDIA HLDG LTD             SPONSORED ADR   34415V109     12,862      464,000     CALL    SOLE               464,000
GAFISA S A                       SPONS ADR       362607301     64,179    1,867,289 SH          SOLE             1,867,289
GREEN MTN COFFEE ROASTERS IN     COM             393122106     55,134    1,467,496 SH          SOLE             1,467,496
HEALTHEXTRAS INC                 COM             422211102     77,048    2,556,333 SH          SOLE             2,556,333
HOLOGIC INC                      COM             436440101    125,601    5,761,507 SH          SOLE             5,761,507
HOLOGIC INC                      COM             436440101     82,223    3,771,700     CALL    SOLE             3,771,700
HUGHES COMMUNICATIONS INC        COM             444398101     11,553      235,344 SH          SOLE               235,344
INVERNESS MED INNOVATIONS IN     COM             46126P106     64,030    1,930,358 SH          SOLE             1,930,358
LCA-VISION INC                   COM PAR $.001   501803308        405       84,858 SH          SOLE                84,858
LEHMAN BROS HLDGS INC            COM             524908100     13,471      680,000     PUT     SOLE               680,000
LULULEMON ATHLETICA INC          COM             550021109      3,231      111,200     PUT     SOLE               111,200
MASTERCARD INC                   CL A            57636Q104     36,431      137,205 SH          SOLE               137,205
MCKESSON CORP                    COM             58155Q103     74,250    1,328,024 SH          SOLE             1,328,024
MCKESSON CORP                    COM             58155Q103     24,041      430,000     CALL    SOLE               430,000
MELCO PBL ENTMNT LTD             ADR             585464100    102,102   10,955,126 SH          SOLE            10,955,126
MELCO PBL ENTMNT LTD             ADR             585464100     27,437    2,943,900     CALL    SOLE             2,943,900
MONSTER WORLDWIDE INC            COM             611742107      7,620      369,725 SH          SOLE               369,725
NAVISITE INC                     COM NEW         63935M208      5,576    1,467,413 SH          SOLE             1,467,413
NTELOS HLDGS CORP                COM             67020Q107     70,378    2,774,064 SH          SOLE             2,774,064
NUANCE COMMUNICATIONS INC        COM             67020Y100      7,066      450,902 SH          SOLE               450,902
NYSE EURONEXT                    COM             629491101    156,676    3,092,690 SH          SOLE             3,092,690
NYSE EURONEXT                    COM             629491101     44,328      875,000     CALL    SOLE               875,000
PAETEC HOLDING CORP              COM             695459107     46,553    7,331,191 SH          SOLE             7,331,191
PETROCHINA CO LTD                SPONSORED ADR   71646E100        904        7,016 SH          SOLE                 7,016
PHARMACEUTICAL PROD DEV INC      COM             717124101     21,705      505,943 SH          SOLE               505,943
PHARMANET DEV GROUP INC          COM             717148100     14,510      920,118 SH          SOLE               920,118
QUALCOMM INC                     COM             747525103    425,748    9,595,400     CALL    SOLE             9,595,400
QUALCOMM INC                     COM             747525103    161,491    3,639,650 SH          SOLE             3,639,650
RED HAT INC                      COM             756577102    145,103    7,013,200     CALL    SOLE             7,013,200
RED HAT INC                      COM             756577102     82,752    3,999,616 SH          SOLE             3,999,616
RESEARCH IN MOTION LTD           COM             760975102    173,048    1,480,302 SH          SOLE             1,480,302
SHENANDOAH TELECOMMUNICATION     COM             82312B106      2,397      184,124 SH          SOLE               184,124
SUNTECH PWR HLDGS CO LTD         ADR             86800C104     25,622      683,993 SH          SOLE               683,993
SXC HEALTH SOLUTIONS CORP        COM             78505P100      4,169      304,998 SH          SOLE               304,998
THERMO FISHER SCIENTIFIC INC     COM             883556102     34,968      627,462 SH          SOLE               627,462
TIME WARNER TELECOM INC          CL A            887319101     32,060    2,000,000     CALL    SOLE             2,000,000
TIME WARNER TELECOM INC          CL A            887319101     64,435    4,019,669 SH          SOLE             4,019,669
UNION PAC CORP                   COM             907818108     27,977      370,558 SH          SOLE               370,558
UNITEDHEALTH GROUP INC           COM             91324P102      4,460      169,900     CALL    SOLE               169,900
VIRGIN MEDIA INC                 COM             92769L101      7,198      528,856 SH          SOLE               528,856
VISA INC                         COM CL A        92826C839    265,346    3,263,387 SH          SOLE             3,263,387
WAL MART STORES INC              COM             931142103      2,372       42,202 SH          SOLE                42,202
WYETH                            COM             983024100      3,117       65,000 SH          SOLE                65,000

                                                            4,135,277  140,998,506


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